Commitments and Contingencies - Summary of Activity in Product Warranty Accrual, Included in Other Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				0 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 14, 2011 Successor [Member]	Jan. 14, 2011 Predecessor [Member]
Product Warranty Accrual [Line Items]
Product warranty accrual, beginning of period			$ 18,653	$ 30,191	$ 30,759
Provision for (recovery of) warranty claims	8,769	4,468	13,453		(70)
Warranty claims paid	(9,936)	(8,232)	(6,101)		(498)
Revision of purchase price allocation		(7,774)
Product warranty accrual, end of period	$ 24,838	$ 18,653	$ 26,005	$ 30,191	$ 30,191